Net Income (Loss) Per Share - Potentially Dilutive Securities Excluded from Calculation of Net Income (Loss) per Share (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		3,112,021	64,720,563	67,342,601	59,609,594
Common Shares Issuable Upon Conversion of All Series Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			61,796,890	64,517,977	55,483,966
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	60,500	2,697,617	2,412,575	2,313,526	3,614,530
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		414,404	511,098	511,098	511,098